Offsets	Dec. 19, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	F-10
File Number	333-289139
Initial Filing Date	Jul. 31, 2025
Fee Offset Claimed	$ 22,729.68
Explanation for Claimed Amount	The Registrant previously paid US$72,134.24 in filing fees and claimed a fee offset of US$39,041.42 in connection with the registration of US$726,163,677.29 of securities (converted from CAD$1,000,000,000 at an exchange rate of US$1.00 = CAD$1.3771, which was the daily average exchange rate reported by the Bank of Canada on July 29, 2025) pursuant to the Registrant's Registration Statement on Form F-10 filed on July 31, 2025 (File No. 333-289139) ("the July Registration Statement"). Pre-effective Amendment No. 1 to the July Registration Statement was filed on September 17, 2025, which decreased the aggregate initial offering price from US$726,163,677.29 to US$577,700,751.01 (converted from CAD$800,000,000 at an exchange rate of US$1.00 = CAD$1.3848, which was the daily average exchange rate reported by the Bank of Canada on September 12, 2025). Therefore, US$22,729.68 of filing fees remains unutilized and is available for future registration fees.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Cybin Inc.
Form or Filing Type	F-10
File Number	333-289139
Filing Date	Sep. 17, 2025
Fee Paid with Fee Offset Source	$ 22,729.68